Significant accounting policies - Revenues and Financial instruments (Details) - Fixed telecommunication services and products - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Significant accounting policies
Average period of the customer relationship	8 years
Revenue on construction contracts recognized	$ 614	$ 0	$ 0
2017 agreement finance period	48 months
Receivables on construction contracts	$ 83	17
Cost on construction contracts recognized	$ 429	$ 0	$ 0